Leases - operating lease assets on the balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Operating lease assets on the balance sheet
Operating lease asset	£ 599	£ 725
Transportation
Operating lease assets on the balance sheet
Operating lease asset	283	391
Cars and light commercial vehicles
Operating lease assets on the balance sheet
Operating lease asset	45	56
Other
Operating lease assets on the balance sheet
Operating lease asset	£ 271	£ 278